Finance Income (Expense), Net (Details) - Schedule of components of finance (income) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance expenses:
Bank commissions	$ (18)	$ (23)	$ (21)
Net loss from exchange rate fluctuations			(33)
Other loss from short-term investment revaluation			(209)
Other financial expense	(4)	(363)	(427)
Finance expenses	(22)	(386)	(690)
Finance income:
Interest income on bank deposits	24	44	72
Exchange rate fluctuations	59	27
Other gain from short-term investment remeasurement	162	11
Finance income	249	82	72
Total financial income (expenses), net	$ 227	$ (304)	$ (618)